CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (parenthetical) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Thereof income (expense) from changes in impairment allowance included in other operating income (expense)	€ 9	€ (39)	€ (120)	€ (52)